Securities - Amortized cost and fair value of available-for-sale securities by contractual maturity (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Available-for-sale, amortized cost
Within one year	$ 908,433
One to five years	5,240,861
Five to ten years	22,344,265
After ten years	27,818,916
Available-for-sale securities, amortized cost, subtotal	56,312,475
Mortgage-backed securities, amortized cost	56,048,355
Available-for-sale securities, amortized cost, total	112,360,830	$ 101,943,704
Available-for-sale securities, fair value
Within one year	915,349
One to five years	5,300,006
Five to ten years	22,378,493
After ten years	27,570,261
Available-for-sale Securities, fair value	56,164,109	55,748,263
Mortgage-backed securities, fair value	55,231,197	44,413,177
Available-for-sale securities, fair value, total	$ 111,395,306	$ 100,161,440